Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 12: Subsequent Events

Private Placement of Preferred Stock and Warrants to Purchase Common Stock

On June 4, 2021, in accordance with the previously announced Securities Purchase Agreement, dated May 13, 2021, between the Company and IRG, LLC, as assigned by IRG, LLC to CH Capital Lending, LLC, and the binding term sheet dated January 28, 2021, the Company issued and sold to CH Capital Lending, LLC for a purchase price of $15 million in a private placement (the “New Private Placement”) (i) 15,000 shares of 7.00% Series B Convertible Preferred Stock (the “Series B Preferred Stock”), which are convertible into shares of Common Stock, having an aggregate liquidation preference of $15 million plus any accrued but unpaid dividends to the date of payment, and (ii) 2,450,980 warrants, with a term of three years, exercisable six months after issuance, each exercisable for one share of Common Stock at an exercise price of $6.90 per share, subject to certain adjustments (the “Series D Warrants”). Also on June 4, 2021, the Company closed a securities purchase agreement with another purchaser for 200 shares of Series B Preferred Stock and 32,680 Series D Warrants. The Company intends to deposit the net proceeds as necessary into the Proceeds Account (as defined herein), and use the net proceeds for general corporate purposes.

Amendment to 2020 Omnibus Incentive Plan

At the Company’s 2021 Annual Meeting of Stockholders held on June 2, 2021 (the “2021 Annual Meeting”), the Company’s stockholders approved an amendment to the 2020 Omnibus Incentive Plan to increase by four million the number of shares of Common Stock that will be available for issuance under the 2020 Omnibus Incentive Plan, resulting in a maximum of 5,812,727 shares that can be issued under the amended Plan. The amendment to the 2020 Omnibus Incentive Plan was previously approved by the board of directors of the Company, subject to stockholder approval at the 2021 Annual Meeting. The amended 2020 Omnibus Incentive Plan became effective on June 2, 2021.

Election of Class A Directors

At the 2021 Annual Meeting, the Company’s stockholders elected Edward J. Roth III, Mary Owen and Lisa Roy to serve as Class A directors for three-year terms expiring upon the 2024 Annual Meeting of Stockholders and the election and qualification of their respective successors.

Note 14: Subsequent Events

Proposed Private Placement of Preferred Stock and Warrants to Purchase Common Stock

On January 28, 2021, the Company executed a binding term sheet with IRG, LLC pursuant to which the Company agreed to issue and sell to IRG in a private placement for a purchase price of $15,000,000 (i) shares of a new series of preferred stock, which are convertible into shares of the Company’s Common Stock (the “New Private Placement Preferred Stock”), having an aggregate liquidation preference of $15,000,000, and (ii) a number of warrants, convertible into shares of the Company’s Common Stock at an exercise price of $6.90 per share (the “New Private Placement Warrants”), equal to 50% of the liquidation preference of the preferred stock to be sold divided by the closing price of the Common Stock on a specified date (the “New Private Placement”). The New Private Placement is expected to close in the first quarter of 2021. If the Company consummates the New Private Placement, the Company intends to deposit the net proceeds as necessary into the Proceeds Account (as defined herein), and use the net proceeds for general corporate purposes. The Company cannot give any assurance that the New Private Placement will be completed on the terms described herein, on a timely basis or at all.

Termination of Sponsorship Agreement with Aultman

On January 12, 2021, the Company notified Aultman that the Company terminated as to itself, effective as of January 26, 2021, the Sponsorship Agreement, dated December 6, 2016, among Aultman, PFHOF and the Company. As such, the Company will no longer be receiving future sponsorship payments from Aultman.

Constellation EME Express Equipment Services Program

On February 1, 2021, the Company entered into a contract with Constellation whereby Constellation will sell and/or deliver materials and equipment purchased by the Company. The Company is required to provide $2,000,000 to an escrow account held by Constellation, representing adequate assurance of future performance. Constellation will invoice the Company in 60 monthly installments beginning in April 2021 for $103,095.

PPP Loan Forgiveness

On February 1, 2021, the Company obtained notice from the Small Business Association that the full outstanding amount of the PPP Loan was forgiven.

Follow-On Public Offering

On February 12, 2021, the Company closed its public offering of 12,244,897 shares of Common Stock at a public offering price of $2.45 per share pursuant to the terms of the underwriting agreement between the Company and Maxim Group LLC, entered into on February 9, 2021 (the “Underwriting Agreement”). On February 18, 2021, the Company closed the sale of an additional 1,836,734 shares of Common Stock at $2.45 per share pursuant to the exercise of the underwriters’ over-allotment option in connection with its public offering that closed on February 12, 2021. Under the terms of the Underwriting Agreement, each of the Company’s executive officers, directors and stockholders of more than 5% of the outstanding Common Stock signed lock-up agreements pursuant to which each agreed, subject to certain exceptions, not to transact in the Common Stock for a period of 90 days following February 12, 2021. Gross proceeds including the over-allotment, before underwriting discounts and commissions and estimated offering expenses, are approximately $34.5 million.

Purchase of Real Property from PFHOF

On February 3, 2021, the Company purchased for $1.75 million certain parcels of real property from PFHOF located at the site of the Hall of Fame Village powered by Johnson Controls. In connection with the purchase, the Company granted certain easements to PFHOF to ensure accessibility to the PFHOF museum.

Shared Services Agreement with PFHOF

On March 9, 2021, the Company entered into an additional Shared Services Agreement with PFHOF, which supplements the existing Shared Services Agreement by, among other things, providing for the sharing of costs for activities relating to shared services.